Discontinued Operations - Disclosure of analysis of financial performance of discontinued operations (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue and other income
Revenue from collaboration and licensing agreements	€ 35,344	€ 41,271
Revenue and other income	40,198	45,589
Research and development expenses	(31,453)	(24,956)
Operating expenses	(40,597)	(37,096)
Operating income (loss)	(398)	8,494
Financial income	3,083	4,048
Financial expenses	(966)	(6,166)
Net financial income (loss)	2,116	(2,118)
Net income (loss) before tax	1,718	6,376
Net income (loss) from discontinued operations	0	(73)
Discontinued operations
Revenue and other income
Revenue from collaboration and licensing agreements	0	0
Sales	0	42
Revenue and other income	0	42
Research and development expenses	0	(11)
Selling, general and administrative expenses	0	(104)
Impairment of intangible assets	0	0
Operating expenses	0	(115)
Net income (loss) from distribution agreements	0	0
Operating income (loss)	0	(73)
Financial income	0	0
Financial expenses	0	0
Net financial income (loss)	0	0
Net income (loss) before tax	0	(73)
Income tax expense	0	0
Net income (loss) from discontinued operations	€ 0	€ (73)